Quarterly Report
March 31, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street International Developed Equity Index Portfolio	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 7.0%
AGL Energy, Ltd.	153,286	$2,370,463
Alumina, Ltd.	579,490	996,170
Amcor, Ltd.	260,454	2,847,357
AMP, Ltd. (a)	681,231	1,016,216
APA Group	269,832	1,912,918
Aristocrat Leisure, Ltd.	136,175	2,370,899
ASX, Ltd.	43,975	2,181,636
Aurizon Holdings, Ltd.	459,438	1,484,946
AusNet Services	359,274	452,998
Australia & New Zealand Banking Group, Ltd.	654,901	12,109,386
Bank of Queensland, Ltd. (a)	98,368	635,869
Bendigo & Adelaide Bank, Ltd. (a)	116,926	804,005
BHP Group PLC	485,027	11,683,423
BHP Group, Ltd.	677,876	18,534,056
BlueScope Steel, Ltd.	128,543	1,273,782
Boral, Ltd.	278,445	907,872
Brambles, Ltd.	357,550	2,986,871
Caltex Australia, Ltd.	61,250	1,140,369
Challenger, Ltd.	131,897	775,778
CIMIC Group, Ltd.	24,790	849,838
Coca-Cola Amatil, Ltd.	124,122	762,671
Cochlear, Ltd.	13,508	1,662,692
Coles Group, Ltd. (a)(b)	256,110	2,155,843
Commonwealth Bank of Australia	407,272	20,436,548
Computershare, Ltd.	107,125	1,299,724
Crown Resorts, Ltd.	91,949	751,787
CSL, Ltd.	104,277	14,439,821
Dexus REIT	232,052	2,100,038
Domino's Pizza Enterprises, Ltd. (a)	14,800	456,482
Flight Centre Travel Group, Ltd.	14,844	443,393
Fortescue Metals Group, Ltd.	374,592	1,891,910
Goodman Group REIT	378,256	3,587,066
GPT Group REIT	429,002	1,892,445
Harvey Norman Holdings, Ltd. (a)	107,605	307,278
Incitec Pivot, Ltd.	390,151	864,688
Insurance Australia Group, Ltd.	539,392	2,942,646
LendLease Group	134,854	1,185,924
Macquarie Group, Ltd.	74,665	6,864,213
Medibank Pvt, Ltd.	644,191	1,262,979
Mirvac Group REIT	860,158	1,680,286
National Australia Bank, Ltd.	623,765	11,196,919
Newcrest Mining, Ltd.	177,723	3,220,523
Oil Search, Ltd.	314,321	1,752,731
Orica, Ltd.	89,224	1,117,394
Origin Energy, Ltd.	418,601	2,140,943
QBE Insurance Group, Ltd.	303,936	2,657,740
Ramsay Health Care, Ltd. (a)	34,154	1,561,214
REA Group, Ltd.	10,695	567,510
Santos, Ltd.	405,936	1,969,475
Security Description	Shares	Value
Scentre Group REIT	1,196,127	$3,492,138
SEEK, Ltd.	79,431	989,673
Sonic Healthcare, Ltd.	100,547	1,754,162
South32, Ltd.	1,148,354	3,042,685
Stockland REIT	562,237	1,537,632
Suncorp Group, Ltd.	305,455	2,989,983
Sydney Airport	259,881	1,371,626
Tabcorp Holdings, Ltd.	456,790	1,499,101
Telstra Corp., Ltd.	989,629	2,333,903
TPG Telecom, Ltd.	98,984	488,677
Transurban Group Stapled Security	619,022	5,804,333
Treasury Wine Estates, Ltd.	164,102	1,740,388
Vicinity Centres REIT	761,248	1,405,956
Washington H Soul Pattinson & Co., Ltd.	28,102	525,207
Wesfarmers, Ltd.	262,114	6,451,575
Westpac Banking Corp.	790,716	14,558,875
Woodside Petroleum, Ltd.	216,939	5,335,032
Woolworths Group, Ltd.	304,443	6,574,336
WorleyParsons, Ltd.	79,653	801,194
		223,204,211
AUSTRIA — 0.2%
ANDRITZ AG	17,424	748,148
Erste Group Bank AG	67,409	2,479,610
OMV AG	34,411	1,868,939
Raiffeisen Bank International AG	34,387	772,615
Verbund AG	15,343	737,009
Voestalpine AG	26,238	797,518
		7,403,839
BELGIUM — 1.0%
Ageas	42,731	2,063,161
Anheuser-Busch InBev SA	174,657	14,661,452
Colruyt SA	13,634	1,008,859
Groupe Bruxelles Lambert SA	18,967	1,844,754
KBC Group NV	57,052	3,989,709
Proximus SADP	33,328	962,128
Solvay SA	17,373	1,880,111
Telenet Group Holding NV	10,840	521,922
UCB SA	29,269	2,516,121
Umicore SA (a)	48,894	2,173,516
		31,621,733
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,188,572
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	7,400	976,800
BOC Hong Kong Holdings, Ltd.	832,500	3,446,678
Minth Group, Ltd.	192,000	604,131
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	637,874
		5,665,483
DENMARK — 1.8%
AP Moller - Maersk A/S Class A	887	1,073,955

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
AP Moller - Maersk A/S Class B (a)	1,483	$1,883,012
Carlsberg A/S Class B	23,912	2,989,427
Chr. Hansen Holding A/S	23,018	2,335,503
Coloplast A/S Class B	26,623	2,923,919
Danske Bank A/S	167,842	2,948,560
Demant A/S (b)	26,000	769,600
DSV A/S	43,567	3,606,638
Genmab A/S (b)	13,917	2,417,654
H Lundbeck A/S	15,024	650,796
ISS A/S	38,781	1,181,165
Novo Nordisk A/S Class B	417,978	21,902,722
Novozymes A/S Class B	49,076	2,258,693
Orsted A/S (d)	43,866	3,327,895
Pandora A/S	25,242	1,183,008
Tryg A/S	27,932	767,131
Vestas Wind Systems A/S	45,590	3,839,937
		56,059,615
FINLAND — 1.2%
Elisa Oyj	34,462	1,556,339
Fortum Oyj (a)	102,743	2,103,103
Kone Oyj Class B	79,034	3,989,900
Metso Oyj	26,240	903,353
Neste Oyj	30,065	3,207,056
Nokia Oyj	1,298,339	7,397,079
Nokian Renkaat Oyj	25,302	847,765
Nordea Bank Abp (a)	702,289	5,356,910
Orion Oyj Class B	24,454	917,652
Sampo Oyj Class A	102,883	4,668,251
Stora Enso Oyj Class R	128,218	1,568,548
UPM-Kymmene Oyj	121,262	3,540,135
Wartsila OYJ Abp	104,158	1,682,380
		37,738,471
FRANCE — 10.8%
Accor SA	42,977	1,742,550
Aeroports de Paris	6,888	1,333,374
Air Liquide SA	98,287	12,509,481
Airbus SE	133,330	17,650,759
Alstom SA	35,874	1,555,657
Amundi SA (d)	13,383	843,020
Arkema SA	16,140	1,537,901
Atos SE	21,912	2,115,934
AXA SA	445,398	11,217,582
BioMerieux	10,343	855,925
BNP Paribas SA	258,007	12,344,250
Bollore SA	197,639	893,889
Bouygues SA	51,415	1,838,743
Bureau Veritas SA	63,247	1,484,253
Capgemini SE	37,106	4,503,929
Carrefour SA	133,417	2,494,291
Casino Guichard Perrachon SA (a)	13,917	603,972
Cie de Saint-Gobain	115,180	4,178,647
Cie Generale des Etablissements Michelin SCA	38,717	4,582,094
Security Description	Shares	Value
CNP Assurances	37,775	$832,195
Covivio REIT	10,752	1,142,095
Credit Agricole SA	256,882	3,106,498
Danone SA	141,639	10,924,412
Dassault Aviation SA	605	893,311
Dassault Systemes SE	30,250	4,509,014
Edenred	54,221	2,469,985
Eiffage SA	18,462	1,775,737
Electricite de France SA	135,498	1,854,634
Engie SA	422,194	6,295,523
EssilorLuxottica SA	66,321	7,251,745
Eurazeo SE	10,092	759,231
Eutelsat Communications SA	41,976	735,035
Faurecia SA	16,076	676,549
Gecina SA REIT	10,710	1,584,990
Getlink SE	102,452	1,554,742
Hermes International	7,322	4,835,890
ICADE REIT	8,381	709,560
Iliad SA	5,881	591,012
Imerys SA	8,119	405,134
Ingenico Group SA	13,210	943,666
Ipsen SA	8,146	1,117,731
JCDecaux SA	19,153	583,241
Kering SA	17,460	10,022,055
Klepierre SA REIT	47,094	1,648,783
Legrand SA	61,761	4,137,321
L'Oreal SA	57,788	15,559,962
LVMH Moet Hennessy Louis Vuitton SE	63,893	23,524,283
Natixis SA	222,855	1,193,860
Orange SA	460,223	7,493,039
Pernod Ricard SA	48,951	8,794,340
Peugeot SA	131,788	3,217,045
Publicis Groupe SA	49,076	2,630,161
Remy Cointreau SA	5,928	791,429
Renault SA	43,133	2,853,122
Rexel SA	74,188	837,602
Safran SA	76,658	10,522,721
Sanofi	259,197	22,916,436
Sartorius Stedim Biotech	6,864	870,148
Schneider Electric SE	126,427	9,928,580
SCOR SE	37,278	1,588,914
SEB SA	5,081	855,780
Societe BIC SA	6,365	567,824
Societe Generale SA	177,749	5,144,315
Sodexo SA	19,735	2,175,171
Suez	81,948	1,086,701
Teleperformance	13,091	2,354,816
Thales SA	23,829	2,856,245
TOTAL SA	555,273	30,875,137
Ubisoft Entertainment SA (b)	20,143	1,794,930
Unibail-Rodamco-Westfield	73,380	603,092
Unibail-Rodamco-Westfield REIT (a)	27,940	4,584,766
Valeo SA	56,255	1,632,839
Veolia Environnement SA	123,512	2,764,001

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Vinci SA	116,633	$11,356,968
Vivendi SA	241,009	6,990,035
Wendel SA	5,866	739,679
		344,750,281
GERMANY — 8.4%
1&1 Drillisch AG	12,173	433,837
adidas AG	41,565	10,108,994
Allianz SE	97,645	21,739,553
Axel Springer SE	10,775	557,024
BASF SE	211,414	15,555,917
Bayer AG	214,708	13,886,488
Bayerische Motoren Werke AG	76,049	5,870,673
Bayerische Motoren Werke AG Preference Shares	13,069	859,927
Beiersdorf AG	23,118	2,407,349
Brenntag AG	35,735	1,841,739
Commerzbank AG (b)	225,172	1,744,557
Continental AG	24,838	3,742,750
Covestro AG (d)	43,724	2,406,661
Daimler AG	208,647	12,241,091
Delivery Hero SE (b)(d)	20,117	727,346
Deutsche Bank AG	448,616	3,657,068
Deutsche Boerse AG	43,682	5,606,224
Deutsche Lufthansa AG	54,713	1,201,966
Deutsche Post AG	228,207	7,431,024
Deutsche Telekom AG	764,642	12,702,664
Deutsche Wohnen SE	82,621	4,010,489
E.ON SE	498,913	5,552,746
Evonik Industries AG	37,770	1,029,716
Fraport AG Frankfurt Airport Services Worldwide	10,591	811,517
Fresenius Medical Care AG & Co. KGaA	49,497	3,996,037
Fresenius SE & Co. KGaA	96,697	5,402,752
Fuchs Petrolub SE Preference Shares	14,455	595,670
GEA Group AG	40,747	1,068,327
Hannover Rueck SE	14,360	2,063,888
HeidelbergCement AG	34,121	2,458,147
Henkel AG & Co. KGaA Preference Shares	40,145	4,101,990
Henkel AG & Co. KGaA	23,861	2,270,649
HOCHTIEF AG	4,362	631,825
HUGO BOSS AG	14,016	958,121
Infineon Technologies AG	257,563	5,114,583
Innogy SE (d)(e)	4,735	219,154
Innogy SE (b)(e)	27,779	1,189,961
KION Group AG	15,135	791,766
Lanxess AG	20,021	1,068,727
Merck KGaA	29,431	3,359,186
METRO AG	46,138	766,211
MTU Aero Engines AG	11,921	2,701,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,228	8,109,343
OSRAM Licht AG	22,044	759,395
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$2,214,508
ProSiebenSat.1 Media SE	51,152	730,586
Puma SE	1,799	1,044,344
QIAGEN NV (b)	53,683	2,178,445
RWE AG	118,817	3,188,586
SAP SE	226,040	26,142,326
Sartorius AG Preference Shares	8,674	1,489,185
Siemens AG	176,025	18,962,507
Siemens Healthineers AG (d)	36,386	1,517,801
Symrise AG	28,316	2,553,744
Telefonica Deutschland Holding AG	156,139	490,723
ThyssenKrupp AG	100,059	1,375,741
TUI AG	97,278	932,433
Uniper SE	44,438	1,341,736
United Internet AG	30,546	1,115,733
Volkswagen AG	7,916	1,289,718
Volkswagen AG Preference Shares	42,549	6,703,948
Vonovia SE	113,135	5,871,494
Wirecard AG	27,188	3,409,982
Zalando SE (b)(d)	24,542	957,605
		267,265,390
HONG KONG — 3.9%
AIA Group, Ltd.	2,777,600	27,652,334
ASM Pacific Technology, Ltd.	66,900	746,131
Bank of East Asia, Ltd.	273,053	886,993
CK Asset Holdings, Ltd.	596,179	5,301,090
CK Hutchison Holdings, Ltd.	623,000	6,543,526
CK Infrastructure Holdings, Ltd.	156,000	1,280,798
CLP Holdings, Ltd.	373,500	4,329,773
Dairy Farm International Holdings, Ltd.	77,000	646,030
Galaxy Entertainment Group, Ltd.	543,000	3,697,266
Hang Lung Group, Ltd.	187,000	600,309
Hang Lung Properties, Ltd.	486,000	1,186,219
Hang Seng Bank, Ltd.	177,000	4,367,531
Henderson Land Development Co., Ltd.	308,579	1,961,553
HK Electric Investments & HK Electric Investments, Ltd.	618,990	632,399
HKT Trust & HKT, Ltd.	821,000	1,319,883
Hong Kong & China Gas Co., Ltd.	2,098,350	5,030,726
Hong Kong Exchanges & Clearing, Ltd.	273,205	9,522,212
Hongkong Land Holdings, Ltd.	277,400	1,972,314
Hysan Development Co., Ltd.	131,000	701,731
Jardine Matheson Holdings, Ltd.	51,300	3,199,068
Jardine Strategic Holdings, Ltd.	52,400	1,961,332
Kerry Properties, Ltd.	146,000	651,889
Link REIT	480,000	5,613,284
Melco Resorts & Entertainment, Ltd. ADR	58,223	1,315,257

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MTR Corp., Ltd.	350,101	$2,167,518
New World Development Co., Ltd.	1,361,077	2,257,495
NWS Holdings, Ltd.	356,810	779,987
PCCW, Ltd.	1,072,000	666,419
Power Assets Holdings, Ltd.	308,000	2,136,396
Sands China, Ltd.	566,400	2,846,449
Shangri-La Asia, Ltd.	272,000	386,693
Sino Land Co., Ltd.	795,717	1,538,734
SJM Holdings, Ltd.	457,000	521,624
Sun Hung Kai Properties, Ltd.	368,000	6,314,639
Swire Pacific, Ltd. Class A	116,500	1,498,927
Swire Properties, Ltd.	280,600	1,206,409
Techtronic Industries Co., Ltd.	316,000	2,123,453
WH Group, Ltd. (d)	2,029,809	2,172,039
Wharf Holdings, Ltd.	297,000	896,681
Wharf Real Estate Investment Co., Ltd.	283,000	2,107,192
Wheelock & Co., Ltd.	199,000	1,457,653
Yue Yuen Industrial Holdings, Ltd.	149,500	514,207
		122,712,163
IRELAND — 0.6%
AerCap Holdings NV (b)	29,414	1,368,928
AIB Group PLC	205,023	921,301
Bank of Ireland Group PLC	229,848	1,370,430
CRH PLC	188,409	5,849,496
James Hardie Industries PLC	103,561	1,334,461
Kerry Group PLC Class A	36,195	4,043,834
Kingspan Group PLC	36,131	1,673,905
Paddy Power Betfair PLC	19,452	1,501,615
Ryanair Holdings PLC ADR (b)	5,889	441,322
Smurfit Kappa Group PLC	50,213	1,402,776
		19,908,068
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	633,859
Bank Hapoalim BM	235,198	1,557,251
Bank Leumi Le-Israel BM	337,591	2,205,432
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	299,857
Check Point Software Technologies, Ltd. (b)	28,110	3,555,634
Elbit Systems, Ltd.	5,012	646,981
Israel Chemicals, Ltd.	150,124	780,950
Mizrahi Tefahot Bank, Ltd.	33,833	695,425
Nice, Ltd. (b)	13,541	1,596,109
Teva Pharmaceutical Industries, Ltd. ADR (b)	106,228	1,665,655
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,837,606
Wix.com, Ltd. (a)(b)	9,800	1,184,134
		16,658,893
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,027,512
Security Description	Shares	Value
Atlantia SpA	111,340	$2,886,668
Davide Campari-Milano SpA	130,799	1,285,092
Enel SpA	1,867,680	11,961,997
Eni SpA	584,758	10,344,005
Ferrari NV	28,636	3,842,395
Intesa Sanpaolo SpA	3,427,421	8,355,048
Leonardo SpA	97,959	1,139,530
Mediobanca Banca di Credito Finanziario SpA	143,505	1,492,428
Moncler SpA	40,772	1,644,448
Pirelli & C SpA (b)(d)	89,601	577,291
Poste Italiane SpA (d)	124,750	1,214,735
Prysmian SpA	57,950	1,097,391
Recordati SpA	22,725	885,687
Snam SpA	532,702	2,738,903
Telecom Italia SpA (a)(b)(e)	2,671,651	1,663,124
Telecom Italia SpA (e)	1,270,582	722,467
Terna Rete Elettrica Nazionale SpA	335,805	2,129,627
UniCredit SpA	464,058	5,954,759
		64,963,107
JAPAN — 23.6%
ABC-Mart, Inc. (a)	8,800	523,937
Acom Co., Ltd. (a)	91,400	326,178
Aeon Co., Ltd.	140,400	2,938,398
AEON Financial Service Co., Ltd. (a)	30,100	612,687
Aeon Mall Co., Ltd.	24,100	396,278
AGC, Inc.	43,200	1,514,352
Air Water, Inc.	34,400	498,510
Aisin Seiki Co., Ltd. (a)	38,100	1,361,390
Ajinomoto Co., Inc.	101,100	1,615,810
Alfresa Holdings Corp.	45,600	1,297,737
Alps Alpine Co., Ltd.	51,600	1,076,894
Amada Holdings Co., Ltd.	73,000	722,185
ANA Holdings, Inc.	28,500	1,045,142
Aozora Bank, Ltd. (a)	27,800	687,183
Asahi Group Holdings, Ltd.	84,000	3,741,428
Asahi Intecc Co., Ltd.	22,000	1,033,564
Asahi Kasei Corp.	285,200	2,942,570
Asics Corp. (a)	36,600	491,042
Astellas Pharma, Inc.	428,900	6,426,622
Bandai Namco Holdings, Inc.	46,600	2,185,066
Bank of Kyoto, Ltd. (a)	12,500	522,880
Benesse Holdings, Inc. (a)	13,600	353,255
Bridgestone Corp.	141,100	5,438,249
Brother Industries, Ltd.	53,900	997,309
Calbee, Inc. (a)	20,900	563,074
Canon, Inc.	229,500	6,662,000
Casio Computer Co., Ltd. (a)	43,400	566,590
Central Japan Railway Co.	33,300	7,734,951
Chiba Bank, Ltd.	134,000	727,596
Chubu Electric Power Co., Inc.	140,600	2,195,664
Chugai Pharmaceutical Co., Ltd.	51,900	3,568,315
Chugoku Electric Power Co., Inc. (a)	66,300	827,215

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	$739,035
Concordia Financial Group, Ltd. (a)	237,100	914,683
Credit Saison Co., Ltd. (a)	39,200	517,779
CyberAgent, Inc. (a)	21,600	881,095
Dai Nippon Printing Co., Ltd. (a)	58,000	1,387,053
Daicel Corp. (a)	63,200	686,330
Daifuku Co., Ltd. (a)	24,400	1,269,766
Dai-ichi Life Holdings, Inc.	245,900	3,416,851
Daiichi Sankyo Co., Ltd.	129,000	5,943,895
Daikin Industries, Ltd.	57,200	6,702,661
Daito Trust Construction Co., Ltd. (a)	16,700	2,328,057
Daiwa House Industry Co., Ltd.	131,100	4,168,053
Daiwa House REIT Investment Corp.	466	1,034,433
Daiwa Securities Group, Inc.	376,300	1,832,459
DeNA Co., Ltd. (a)	27,200	409,653
Denso Corp.	99,200	3,869,055
Dentsu, Inc.	50,400	2,128,744
Disco Corp. (a)	6,500	926,097
East Japan Railway Co.	70,500	6,802,548
Eisai Co., Ltd. (a)	58,500	3,283,738
Electric Power Development Co., Ltd.	35,600	867,124
FamilyMart UNY Holdings Co., Ltd. (a)	57,200	1,457,842
FANUC Corp.	44,100	7,522,320
Fast Retailing Co., Ltd.	13,500	6,345,982
Fuji Electric Co., Ltd.	24,800	703,546
FUJIFILM Holdings Corp.	87,200	3,965,892
Fujitsu, Ltd.	45,200	3,261,212
Fukuoka Financial Group, Inc. (a)	40,900	907,534
Hakuhodo DY Holdings, Inc.	55,500	891,530
Hamamatsu Photonics KK	31,600	1,221,918
Hankyu Hanshin Holdings, Inc.	52,000	1,949,677
Hikari Tsushin, Inc.	4,900	928,337
Hino Motors, Ltd.	63,000	530,478
Hirose Electric Co., Ltd. (a)	6,510	684,025
Hisamitsu Pharmaceutical Co., Inc. (a)	13,200	607,020
Hitachi Chemical Co., Ltd. (a)	25,300	560,470
Hitachi Construction Machinery Co., Ltd. (a)	24,800	658,062
Hitachi High-Technologies Corp.	15,800	647,360
Hitachi Metals, Ltd.	57,400	666,905
Hitachi, Ltd.	220,400	7,138,582
Honda Motor Co., Ltd.	374,600	10,136,215
Hoshizaki Corp.	11,800	731,337
Hoya Corp.	86,500	5,711,962
Hulic Co., Ltd.	68,000	667,191
Idemitsu Kosan Co., Ltd. (a)	30,500	1,020,938
IHI Corp.	34,800	836,005
Security Description	Shares	Value
Iida Group Holdings Co., Ltd. (a)	35,900	$650,309
Inpex Corp.	239,800	2,286,750
Isetan Mitsukoshi Holdings, Ltd. (a)	80,300	811,815
Isuzu Motors, Ltd.	128,900	1,693,279
ITOCHU Corp.	311,100	5,628,385
J Front Retailing Co., Ltd. (a)	52,200	621,109
Japan Airlines Co., Ltd.	28,300	996,898
Japan Airport Terminal Co., Ltd. (a)	12,400	523,739
Japan Exchange Group, Inc.	115,300	2,055,264
Japan Post Bank Co., Ltd. (a)	90,900	992,891
Japan Post Holdings Co., Ltd.	364,400	4,266,724
Japan Prime Realty Investment Corp. REIT	191	786,882
Japan Real Estate Investment Corp. REIT	292	1,722,690
Japan Retail Fund Investment Corp. REIT	633	1,273,606
Japan Tobacco, Inc.	252,600	6,264,507
JFE Holdings, Inc.	114,700	1,946,641
JGC Corp.	49,900	663,169
JSR Corp.	42,300	655,796
JTEKT Corp. (a)	49,700	611,568
JXTG Holdings, Inc.	726,800	3,325,872
Kajima Corp.	100,500	1,483,643
Kakaku.com, Inc. (a)	33,100	636,073
Kamigumi Co., Ltd.	24,000	555,956
Kaneka Corp.	9,800	366,996
Kansai Electric Power Co., Inc.	162,500	2,395,989
Kansai Paint Co., Ltd. (a)	39,400	751,442
Kao Corp.	112,600	8,868,833
Kawasaki Heavy Industries, Ltd. (a)	33,000	813,931
KDDI Corp.	407,600	8,782,816
Keihan Holdings Co., Ltd.	23,800	1,000,940
Keikyu Corp. (a)	55,000	933,189
Keio Corp. (a)	23,300	1,505,127
Keisei Electric Railway Co., Ltd.	28,100	1,020,572
Keyence Corp.	22,300	13,895,568
Kikkoman Corp. (a)	33,000	1,618,919
Kintetsu Group Holdings Co., Ltd.	40,300	1,878,737
Kirin Holdings Co., Ltd.	190,300	4,543,233
Kobayashi Pharmaceutical Co., Ltd.	10,700	902,905
Kobe Steel, Ltd. (a)	62,900	472,240
Koito Manufacturing Co., Ltd.	23,100	1,308,551
Komatsu, Ltd.	212,700	4,939,652
Konami Holdings Corp.	23,100	1,002,805
Konica Minolta, Inc. (a)	111,800	1,099,970
Kose Corp.	6,500	1,193,884
Kubota Corp.	223,200	3,225,445
Kuraray Co., Ltd.	75,800	964,235
Kurita Water Industries, Ltd.	23,800	607,875
Kyocera Corp.	74,700	4,386,773

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Kyowa Hakko Kirin Co., Ltd.	59,900	$1,304,233
Kyushu Electric Power Co., Inc.	82,000	968,279
Kyushu Railway Co. (a)	36,500	1,200,343
Lawson, Inc.	12,000	665,673
LINE Corp. (a)(b)	16,600	585,653
Lion Corp.	51,200	1,077,797
LIXIL Group Corp. (a)	57,100	762,468
M3, Inc.	97,400	1,634,113
Makita Corp.	51,400	1,790,188
Marubeni Corp.	349,200	2,413,498
Marui Group Co., Ltd. (a)	39,800	803,659
Maruichi Steel Tube, Ltd.	10,400	303,022
Mazda Motor Corp. (a)	127,000	1,421,055
McDonald's Holdings Co. Japan, Ltd.	16,000	740,118
Mebuki Financial Group, Inc.	181,300	463,549
Medipal Holdings Corp.	38,600	917,179
MEIJI Holdings Co., Ltd.	27,500	2,233,591
MINEBEA MITSUMI, Inc.	90,300	1,356,723
MISUMI Group, Inc. (a)	67,100	1,668,331
Mitsubishi Chemical Holdings Corp. (a)	292,900	2,062,486
Mitsubishi Corp.	311,100	8,640,027
Mitsubishi Electric Corp.	423,100	5,437,591
Mitsubishi Estate Co., Ltd.	273,300	4,951,919
Mitsubishi Gas Chemical Co., Inc.	35,900	512,139
Mitsubishi Heavy Industries, Ltd.	67,900	2,820,655
Mitsubishi Materials Corp. (a)	21,600	570,224
Mitsubishi Motors Corp. (a)	149,700	795,262
Mitsubishi Tanabe Pharma Corp.	61,500	821,778
Mitsubishi UFJ Financial Group, Inc.	2,706,100	13,446,763
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	416,306
Mitsui & Co., Ltd.	380,300	5,904,554
Mitsui Chemicals, Inc. (a)	42,100	1,015,938
Mitsui Fudosan Co., Ltd.	206,200	5,183,643
Mitsui OSK Lines, Ltd.	27,400	589,415
Mizuho Financial Group, Inc.	5,552,800	8,593,709
MonotaRO Co., Ltd.	28,200	627,006
MS&AD Insurance Group Holdings, Inc.	108,700	3,309,563
Murata Manufacturing Co., Ltd. (a)	124,200	6,185,033
Nabtesco Corp.	24,000	699,282
Nagoya Railroad Co., Ltd. (a)	44,300	1,226,720
NEC Corp.	60,700	2,053,770
Nexon Co., Ltd. (b)	103,100	1,615,173
NGK Insulators, Ltd. (a)	65,800	955,924
NGK Spark Plug Co., Ltd.	36,100	669,914
NH Foods, Ltd. (a)	21,000	756,064
Nidec Corp.	51,400	6,512,942
Nikon Corp. (a)	75,900	1,070,424
Nintendo Co., Ltd.	25,800	7,356,444
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	296	$2,005,692
Nippon Electric Glass Co., Ltd.	20,600	546,244
Nippon Express Co., Ltd.	15,800	879,324
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,241,903
Nippon Prologis REIT, Inc.	422	899,016
Nippon Steel & Sumitomo Metal Corp.	181,500	3,204,147
Nippon Telegraph & Telephone Corp.	148,600	6,314,006
Nippon Yusen KK (a)	36,900	540,740
Nissan Chemical Corp.	28,300	1,296,300
Nissan Motor Co., Ltd. (a)	527,900	4,331,561
Nisshin Seifun Group, Inc. (a)	46,800	1,073,967
Nissin Foods Holdings Co., Ltd.	14,700	1,009,351
Nitori Holdings Co., Ltd.	18,600	2,403,036
Nitto Denko Corp.	36,900	1,938,596
Nomura Holdings, Inc.	803,700	2,905,911
Nomura Real Estate Holdings, Inc.	31,100	597,077
Nomura Real Estate Master Fund, Inc. REIT	955	1,408,104
Nomura Research Institute, Ltd.	25,400	1,154,285
NSK, Ltd.	73,800	691,427
NTT Data Corp.	149,600	1,650,283
NTT DOCOMO, Inc. (a)	307,800	6,817,290
Obayashi Corp.	145,600	1,465,405
Obic Co., Ltd.	15,200	1,532,565
Odakyu Electric Railway Co., Ltd. (a)	69,000	1,672,557
Oji Holdings Corp.	194,000	1,204,120
Olympus Corp.	268,000	2,910,385
Omron Corp. (a)	44,700	2,091,937
Ono Pharmaceutical Co., Ltd.	87,400	1,712,704
Oracle Corp. Japan	9,900	664,562
Oriental Land Co., Ltd.	46,200	5,246,727
ORIX Corp.	300,900	4,321,096
Osaka Gas Co., Ltd. (a)	85,700	1,691,004
Otsuka Corp.	22,600	844,297
Otsuka Holdings Co., Ltd.	89,200	3,504,818
Pan Pacific International Holdings Corp.	26,700	1,768,180
Panasonic Corp.	510,700	4,402,674
Park24 Co., Ltd.	25,300	549,270
Pigeon Corp.	26,000	1,062,926
Pola Orbis Holdings, Inc.	20,800	663,360
Rakuten, Inc.	205,900	1,949,525
Recruit Holdings Co., Ltd.	251,300	7,176,757
Renesas Electronics Corp. (b)	191,400	885,367
Resona Holdings, Inc.	478,200	2,072,481
Ricoh Co., Ltd. (a)	153,100	1,600,368
Rinnai Corp.	7,700	544,708
Rohm Co., Ltd.	22,600	1,408,863
Ryohin Keikaku Co., Ltd.	5,300	1,342,657
Sankyo Co., Ltd.	9,200	350,761
Santen Pharmaceutical Co., Ltd.	80,200	1,194,830

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc. (a)	51,400	$1,145,163
Secom Co., Ltd.	48,900	4,189,093
Sega Sammy Holdings, Inc. (a)	45,300	534,506
Seibu Holdings, Inc.	48,100	841,755
Seiko Epson Corp. (a)	60,800	931,075
Sekisui Chemical Co., Ltd. (a)	82,700	1,329,207
Sekisui House, Ltd.	144,700	2,394,998
Seven & i Holdings Co., Ltd.	173,900	6,561,019
Seven Bank, Ltd.	126,400	373,427
SG Holdings Co., Ltd. (a)	22,700	661,404
Sharp Corp. (a)	55,600	611,834
Shimadzu Corp.	49,500	1,431,088
Shimamura Co., Ltd.	5,100	431,739
Shimano, Inc.	16,600	2,699,553
Shimizu Corp.	122,200	1,062,081
Shin-Etsu Chemical Co., Ltd.	82,800	6,942,079
Shinsei Bank, Ltd. (a)(b)	30,900	439,694
Shionogi & Co., Ltd.	62,200	3,850,516
Shiseido Co., Ltd.	86,300	6,227,385
Shizuoka Bank, Ltd.	100,700	766,952
Showa Denko KK (a)	31,900	1,121,118
Showa Shell Sekiyu KK (f)	44,000	603,860
SMC Corp.	13,200	4,952,758
Softbank Corp. (a)	380,400	4,285,665
SoftBank Group Corp.	190,000	18,444,685
Sohgo Security Services Co., Ltd. (a)	15,700	683,688
Sompo Holdings, Inc.	73,900	2,736,073
Sony Corp.	292,500	12,275,037
Sony Financial Holdings, Inc.	41,600	784,757
Stanley Electric Co., Ltd. (a)	27,300	733,771
Subaru Corp.	138,900	3,165,517
SUMCO Corp.	50,000	556,083
Sumitomo Chemical Co., Ltd. (a)	328,000	1,526,133
Sumitomo Corp.	261,000	3,610,164
Sumitomo Dainippon Pharma Co., Ltd.	37,000	914,930
Sumitomo Electric Industries, Ltd.	177,300	2,352,307
Sumitomo Heavy Industries, Ltd.	26,400	855,075
Sumitomo Metal Mining Co., Ltd.	52,900	1,562,840
Sumitomo Mitsui Financial Group, Inc.	305,400	10,694,587
Sumitomo Mitsui Trust Holdings, Inc.	77,100	2,769,568
Sumitomo Realty & Development Co., Ltd.	81,900	3,393,354
Sumitomo Rubber Industries, Ltd. (a)	36,000	431,928
Sundrug Co., Ltd.	16,700	460,180
Suntory Beverage & Food, Ltd.	31,000	1,456,385
Suzuken Co., Ltd.	17,400	1,007,670
Suzuki Motor Corp.	79,600	3,522,436
Sysmex Corp.	38,100	2,302,832
Security Description	Shares	Value
T&D Holdings, Inc.	122,600	$1,289,302
Taiheiyo Cement Corp.	29,800	993,468
Taisei Corp.	49,900	2,317,261
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	772,056
Taiyo Nippon Sanso Corp. (a)	34,900	531,611
Takashimaya Co., Ltd.	37,600	500,722
Takeda Pharmaceutical Co., Ltd.	341,617	13,953,566
TDK Corp.	29,700	2,326,413
Teijin, Ltd.	40,800	673,088
Temp Holdings Co., Ltd. (a)	41,200	667,032
Terumo Corp.	140,600	4,293,518
THK Co., Ltd.	26,100	644,689
Tobu Railway Co., Ltd.	42,600	1,229,679
Toho Co., Ltd.	25,300	1,016,023
Toho Gas Co., Ltd. (a)	17,900	803,749
Tohoku Electric Power Co., Inc.	100,500	1,282,071
Tokio Marine Holdings, Inc.	151,800	7,353,766
Tokyo Century Corp. (a)	9,800	426,318
Tokyo Electric Power Co. Holdings, Inc. (b)	329,900	2,086,371
Tokyo Electron, Ltd.	36,300	5,247,323
Tokyo Gas Co., Ltd.	88,900	2,404,320
Tokyu Corp.	116,500	2,034,553
Tokyu Fudosan Holdings Corp. (a)	128,600	769,148
Toppan Printing Co., Ltd. (a)	57,000	860,523
Toray Industries, Inc.	323,300	2,064,785
Toshiba Corp. (a)	150,800	4,802,548
Tosoh Corp.	56,500	878,498
TOTO, Ltd. (a)	33,300	1,412,508
Toyo Seikan Group Holdings, Ltd.	37,200	761,914
Toyo Suisan Kaisha, Ltd.	18,300	696,883
Toyoda Gosei Co., Ltd. (a)	16,800	355,777
Toyota Industries Corp.	34,300	1,719,881
Toyota Motor Corp.	525,200	30,780,796
Toyota Tsusho Corp. (a)	49,700	1,618,724
Trend Micro, Inc.	27,100	1,319,682
Tsuruha Holdings, Inc.	8,000	650,495
Unicharm Corp.	92,900	3,074,425
United Urban Investment Corp. REIT	684	1,080,829
USS Co., Ltd.	53,400	990,953
Welcia Holdings Co., Ltd.	10,600	359,606
West Japan Railway Co.	36,900	2,780,043
Yahoo! Japan Corp. (a)	630,500	1,543,710
Yakult Honsha Co., Ltd.	28,300	1,978,967
Yamada Denki Co., Ltd. (a)	150,400	741,911
Yamaguchi Financial Group, Inc.	39,000	330,505
Yamaha Corp.	31,100	1,553,806
Yamaha Motor Co., Ltd.	65,300	1,280,809
Yamato Holdings Co., Ltd.	72,000	1,859,764
Yamazaki Baking Co., Ltd.	30,000	486,787
Yaskawa Electric Corp.	56,100	1,761,282
Yokogawa Electric Corp.	54,700	1,132,201

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Yokohama Rubber Co., Ltd.	29,200	$542,397
ZOZO, Inc. (a)	43,000	810,390
		750,718,432
LUXEMBOURG — 0.3%
ArcelorMittal	149,670	3,034,772
Aroundtown SA	174,218	1,437,812
Eurofins Scientific SE (a)	2,719	1,126,568
Millicom International Cellular SA SDR	14,562	886,252
RTL Group SA	8,135	444,844
SES SA	83,341	1,297,479
Tenaris SA	110,669	1,555,172
		9,782,899
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	545,524
Wynn Macau, Ltd.	334,400	788,082
		1,333,606
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	627,340
NETHERLANDS — 4.7%
ABN AMRO Group NV (d)	97,688	2,204,748
Adyen NV (b)(d)	2,479	1,942,914
Aegon NV	414,162	1,992,239
Akzo Nobel NV	51,934	4,606,230
ASML Holding NV	94,326	17,708,810
EXOR NV	23,718	1,541,979
Heineken Holding NV	27,075	2,714,824
Heineken NV	59,927	6,330,551
ING Groep NV	887,723	10,749,272
Koninklijke Ahold Delhaize NV	273,106	7,275,438
Koninklijke DSM NV	41,963	4,577,999
Koninklijke KPN NV (a)	790,188	2,507,404
Koninklijke Philips NV	213,536	8,707,207
Koninklijke Vopak NV	17,144	821,211
NN Group NV	68,929	2,866,008
NXP Semiconductors NV	78,872	6,971,496
Randstad NV (a)	28,901	1,410,666
Royal Dutch Shell PLC Class A	1,036,140	32,585,694
Royal Dutch Shell PLC Class B	861,383	27,252,491
Wolters Kluwer NV	65,126	4,438,792
		149,205,973
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	171,718	1,675,868
Auckland International Airport, Ltd.	224,110	1,244,142
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,374,295
Fletcher Building, Ltd.	197,701	667,419
Meridian Energy, Ltd.	305,752	872,668
Ryman Healthcare, Ltd.	94,456	789,132
Spark New Zealand, Ltd.	418,892	1,085,600
		7,709,124
Security Description	Shares	Value
NORWAY — 0.7%
Aker BP ASA	26,570	$947,209
DNB ASA	224,073	4,131,961
Equinor ASA	270,233	5,926,135
Gjensidige Forsikring ASA	44,759	774,431
Mowi ASA	102,126	2,282,881
Norsk Hydro ASA	299,562	1,215,766
Orkla ASA	197,667	1,519,527
Schibsted ASA Class B	24,544	880,684
Telenor ASA	165,779	3,324,589
Yara International ASA	41,484	1,699,516
		22,702,699
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,345,544
Galp Energia SGPS SA	117,125	1,878,017
Jeronimo Martins SGPS SA	58,599	865,242
		5,088,803
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,335,764
CapitaLand Commercial Trust REIT	661,238	947,067
CapitaLand Mall Trust REIT	610,500	1,072,713
CapitaLand, Ltd.	601,400	1,620,605
City Developments, Ltd.	98,700	659,457
ComfortDelGro Corp., Ltd.	544,900	1,033,882
DBS Group Holdings, Ltd.	414,013	7,711,737
Genting Singapore, Ltd.	1,435,400	1,102,116
Golden Agri-Resources, Ltd.	1,628,800	336,703
Jardine Cycle & Carriage, Ltd.	24,833	595,662
Keppel Corp., Ltd.	343,700	1,578,305
Oversea-Chinese Banking Corp., Ltd.	738,337	6,023,347
SATS, Ltd.	171,200	645,871
Sembcorp Industries, Ltd.	242,600	456,722
Singapore Airlines, Ltd.	112,800	804,465
Singapore Exchange, Ltd.	191,600	1,034,032
Singapore Press Holdings, Ltd.	397,400	707,076
Singapore Technologies Engineering, Ltd.	369,900	1,021,356
Singapore Telecommunications, Ltd.	1,859,800	4,146,619
Suntec Real Estate Investment Trust	529,400	762,148
United Overseas Bank, Ltd.	311,190	5,787,284
UOL Group, Ltd.	128,632	660,017
Venture Corp., Ltd.	67,800	897,993
Wilmar International, Ltd.	456,600	1,115,796
		42,056,737
SOUTH AFRICA — 0.0% (c)
Investec PLC	145,593	839,110
SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	58,991	2,593,882

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Aena SME SA (d)	15,108	$2,722,725
Amadeus IT Group SA	100,493	8,056,673
Banco Bilbao Vizcaya Argentaria SA	1,524,047	8,715,529
Banco de Sabadell SA	1,215,062	1,211,254
Banco Santander SA	3,736,586	17,388,768
Bankia SA (a)	304,766	790,497
Bankinter SA	160,926	1,226,924
CaixaBank SA	822,555	2,571,318
Enagas SA	53,610	1,561,484
Endesa SA	74,370	1,898,934
Ferrovial SA	113,504	2,661,113
Grifols SA	69,681	1,952,903
Iberdrola SA	1,430,757	12,572,667
Industria de Diseno Textil SA	250,017	7,355,167
Mapfre SA	271,207	747,913
Naturgy Energy Group SA	78,986	2,211,027
Red Electrica Corp. SA	102,890	2,195,070
Repsol SA	321,043	5,500,972
Siemens Gamesa Renewable Energy SA (b)	53,415	851,374
Telefonica SA	1,067,993	8,956,794
		93,742,988
SWEDEN — 2.4%
Alfa Laval AB	64,827	1,491,497
Assa Abloy AB Class B	229,009	4,955,323
Atlas Copco AB Class A	156,340	4,207,980
Atlas Copco AB Class B	90,907	2,255,205
Boliden AB	64,227	1,832,228
Electrolux AB Class B	56,183	1,447,082
Epiroc AB Class A (b)	153,263	1,550,922
Epiroc AB Class B (b)	96,382	924,822
Essity AB Class B	138,865	4,013,855
Hennes & Mauritz AB Class B	203,436	3,399,629
Hexagon AB Class B	60,427	3,159,692
Husqvarna AB Class B (a)	101,271	829,140
ICA Gruppen AB	18,803	756,150
Industrivarden AB Class C	37,373	784,707
Investor AB Class B	103,923	4,691,229
Kinnevik AB Class B	58,818	1,526,999
L E Lundbergforetagen AB Class B	17,802	564,271
Lundin Petroleum AB	44,572	1,512,756
Sandvik AB	262,761	4,277,696
Securitas AB Class B	67,661	1,096,036
Skandinaviska Enskilda Banken AB Class A	372,586	3,232,857
Skanska AB Class B (a)	76,035	1,384,571
SKF AB Class B (a)	89,570	1,491,015
Svenska Handelsbanken AB Class A (a)	356,023	3,765,469
Swedbank AB Class A (a)	204,057	2,889,706
Swedish Match AB	40,921	2,090,764
Tele2 AB Class B	112,491	1,502,055
Telefonaktiebolaget LM Ericsson Class B	709,746	6,536,339
Security Description	Shares	Value
Telia Co. AB	662,446	$2,996,087
Volvo AB Class B	356,617	5,536,516
		76,702,598
SWITZERLAND — 9.3%
ABB, Ltd.	425,035	7,985,144
Adecco Group AG	35,541	1,895,710
Baloise Holding AG	11,138	1,839,744
Barry Callebaut AG	533	962,279
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,706,266
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,877,297
Cie Financiere Richemont SA	120,139	8,750,761
Clariant AG	42,087	884,507
Coca-Cola HBC AG	45,579	1,553,094
Credit Suisse Group AG	589,910	6,874,089
Dufry AG	6,987	733,849
EMS-Chemie Holding AG	1,763	955,939
Ferguson PLC	52,137	3,318,050
Geberit AG	8,386	3,427,153
Givaudan SA	2,102	5,369,503
Glencore PLC	2,568,024	10,639,449
Julius Baer Group, Ltd.	51,372	2,075,204
Kuehne + Nagel International AG	12,543	1,720,428
LafargeHolcim, Ltd.	110,095	5,437,868
Lonza Group AG	17,170	5,323,924
Nestle SA	703,943	67,079,215
Novartis AG	498,359	47,929,335
Pargesa Holding SA	8,029	628,840
Partners Group Holding AG	3,957	2,876,662
Roche Holding AG	161,503	44,490,760
Schindler Holding AG (e)	9,389	1,945,868
Schindler Holding AG (e)	4,729	978,185
SGS SA	1,218	3,030,630
Sika AG	30,000	4,190,180
Sonova Holding AG	12,443	2,461,363
STMicroelectronics NV	155,949	2,305,288
Straumann Holding AG	2,409	1,965,371
Swatch Group AG (e)	7,069	2,022,959
Swatch Group AG (e)	13,237	732,361
Swiss Life Holding AG	7,836	3,450,232
Swiss Prime Site AG	17,905	1,568,643
Swiss Re AG	69,877	6,825,620
Swisscom AG (a)	6,060	2,963,370
Temenos AG	13,590	2,003,225
UBS Group AG	879,109	10,654,529
Vifor Pharma AG	9,918	1,340,957
Zurich Insurance Group AG	34,751	11,501,084
		296,274,935
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	666,453

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 15.1%
3i Group PLC	219,786	$2,820,391
Admiral Group PLC	46,985	1,328,557
Anglo American PLC	243,474	6,514,912
Ashtead Group PLC	112,013	2,703,883
Associated British Foods PLC	82,418	2,619,359
AstraZeneca PLC	291,376	23,293,222
Auto Trader Group PLC (d)	220,684	1,499,925
Aviva PLC	902,097	4,847,671
Babcock International Group PLC	68,406	439,889
BAE Systems PLC	739,275	4,647,020
Barclays PLC	3,950,801	7,963,070
Barratt Developments PLC	239,034	1,866,348
Berkeley Group Holdings PLC	29,018	1,394,882
BP PLC	4,647,280	33,820,751
British American Tobacco PLC	527,683	21,961,866
British Land Co. PLC REIT	214,286	1,644,638
BT Group PLC	1,953,367	5,674,826
Bunzl PLC	79,501	2,622,995
Burberry Group PLC	95,764	2,438,929
Carnival PLC	39,049	1,915,738
Centrica PLC	1,273,265	1,894,725
CNH Industrial NV	234,858	2,390,270
Coca-Cola European Partners PLC (b)(e)	14,500	750,230
Coca-Cola European Partners PLC (b)(e)	35,366	1,822,722
Compass Group PLC	365,662	8,598,010
ConvaTec Group PLC (d)	346,055	638,287
Croda International PLC	30,721	2,016,762
DCC PLC	22,445	1,940,536
Diageo PLC	558,292	22,828,405
Direct Line Insurance Group PLC	319,010	1,467,372
easyJet PLC	35,408	515,597
Experian PLC	210,249	5,695,733
Fiat Chrysler Automobiles NV (b)	253,552	3,778,549
G4S PLC	337,308	806,536
GlaxoSmithKline PLC	1,141,180	23,744,657
GVC Holdings PLC	121,153	882,485
Hammerson PLC REIT	169,641	742,289
Hargreaves Lansdown PLC	62,731	1,523,256
HSBC Holdings PLC	4,606,022	37,409,712
Imperial Brands PLC	218,470	7,471,359
Informa PLC	282,662	2,741,059
InterContinental Hotels Group PLC	38,895	2,338,981
Intertek Group PLC	36,323	2,298,852
ITV PLC	838,733	1,389,090
J Sainsbury PLC	389,363	1,195,847
John Wood Group PLC	167,018	1,104,269
Johnson Matthey PLC	44,479	1,821,052
Kingfisher PLC	493,566	1,510,096
Security Description	Shares	Value
Land Securities Group PLC REIT	172,937	$2,058,307
Legal & General Group PLC	1,382,227	4,958,460
Lloyds Banking Group PLC	16,317,192	13,212,284
London Stock Exchange Group PLC	72,496	4,488,077
Marks & Spencer Group PLC	386,425	1,404,349
Meggitt PLC	167,696	1,098,700
Melrose Industries PLC	1,097,300	2,618,747
Merlin Entertainments PLC (d)	175,737	786,137
Micro Focus International PLC	46,864	1,219,186
Micro Focus International PLC ADR	52,641	1,357,611
Mondi PLC	83,830	1,854,806
National Grid PLC	781,985	8,669,362
Next PLC	32,521	2,364,609
Pearson PLC	182,280	1,986,143
Persimmon PLC	74,829	2,115,879
Prudential PLC	594,648	11,913,416
Reckitt Benckiser Group PLC	154,220	12,825,040
RELX PLC (e)	271,984	5,817,622
RELX PLC (e)	176,822	3,782,274
Rio Tinto PLC	265,995	15,462,045
Rio Tinto, Ltd.	85,957	5,978,340
Rolls-Royce Holdings PLC	386,178	4,544,987
Royal Bank of Scotland Group PLC	1,116,693	3,594,115
Royal Mail PLC	191,233	593,811
RSA Insurance Group PLC	235,845	1,560,560
Sage Group PLC	246,992	2,256,763
Schroders PLC	29,656	1,044,141
Segro PLC REIT	257,751	2,261,698
Severn Trent PLC	54,977	1,415,563
Smith & Nephew PLC	202,469	4,018,090
Smiths Group PLC	94,229	1,761,967
SSE PLC	232,602	3,597,704
St James's Place PLC	127,093	1,702,456
Standard Chartered PLC	649,904	5,007,470
Standard Life Aberdeen PLC	598,144	2,057,257
Taylor Wimpey PLC	758,904	1,735,008
Tesco PLC	2,245,795	6,792,138
Unilever NV	355,047	20,642,847
Unilever PLC	255,553	14,635,282
United Utilities Group PLC	153,466	1,628,588
Vodafone Group PLC	6,137,903	11,181,200
Weir Group PLC	58,734	1,192,390
Whitbread PLC	41,327	2,734,562
Wm Morrison Supermarkets PLC	494,784	1,467,080
WPP PLC	292,826	3,093,746
		479,826,427

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	$114
TOTAL COMMON STOCKS (Cost $2,946,045,332)		3,136,418,064

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h)	37,817,895	37,817,895
State Street Navigator Securities Lending Portfolio II (i) (j)	84,913,545	84,913,545
TOTAL SHORT-TERM INVESTMENTS (Cost $122,731,440)		122,731,440
TOTAL INVESTMENTS — 102.4% (Cost $3,068,776,772)		3,259,149,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(77,800,728)
NET ASSETS — 100.0%		$3,181,348,776
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $603,860 representing 0.0% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At March 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	433	06/21/2019	$39,803,062	$40,407,560	$604,498
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,135,814,204	$603,860	$—	$3,136,418,064
Short-Term Investments	122,731,440	—	—	122,731,440
TOTAL INVESTMENTS	$3,258,545,644	$603,860	$—	$3,259,149,504
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	604,498	—	—	604,498
TOTAL OTHER FINANCIAL INSTRUMENTS:	$604,498	$—	$—	$604,498
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,259,150,142	$603,860	$—	$3,259,754,002
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$208,192,359	$170,374,464	$—	$—	37,817,895	$37,817,895	$160,003	$—
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	138,963,446	82,720,951	—	—	84,913,545	84,913,545	77,714	—
Total		$28,671,050	$347,155,805	$253,095,415	$—	$—		$122,731,440	$237,717	$—
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Schedule of Investments.
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,115,265,045	$349,772,873	$205,283,916	$144,488,957